Loans (Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still On Accrual by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	$ 8,510	$ 10,357	$ 17,857
Loans Past Due 90 Days or More & Still Accruing	102	0	0
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	478	2,480	3,471
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	7,404	7,275	13,289
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Agricultural Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	14	0	0
Loans Past Due 90 Days or More & Still Accruing	102	0	0
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	267	178	90
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	194	167	259
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	153	257	748
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	474	148	859
Loans Past Due 90 Days or More & Still Accruing	$ 0	$ 0	$ 0